Commitments and Contingencies - Other Agreements (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Agreements
Agreement Term	3 years
Monthly base rent	$ 8,400
Lease term monthly base rate	$ 8,900
Future minimum lease payments of operating leases:
2019		$ 71,000
Total		71,000
Office Rental
Other Agreements
Rent expense		$ 100,000	$ 100,000	$ 58,000